Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Administrative Expenses [Abstract]
Schedule of administrative expenses
	2017	2018	2019
	MCh$	MCh$	MCh$
General administrative expenses
Information technology and communications	69,933	79,300	92,264
Maintenance and repair of property and equipment	35,044	36,716	50,297
External advisory services and professional services fees	11,514	16,690	21,099
Surveillance and securities transport services	11,927	11,828	11,533
Office supplies	8,238	8,535	9,366
Insurance premiums	5,797	5,286	5,851
Expenses for short-term leases and low value (*)	—	—	5,801
Energy, heating and other utilities	5,674	5,676	5,697
External service of financial information	4,510	4,787	5,461
Postal box, mail , postage and home delivery services	5,343	6,045	5,131
Legal and notary expenses	3,913	4,398	3,996
Representation and travel expenses	4,040	3,763	3,657
External service of custody of documentation	3,218	3,088	3,315
Other expenses of obligations for lease agreements (*)	—	—	2,797
Donations	2,538	1,982	2,238
Office rental and equipment and ATM (*)	33,017	34,773	—
Other general administrative expenses	6,905	8,591	5,227
Subtotal	211,611	231,458	233,730

Outsource services
Credit pre-evaluation	19,577	21,952	19,159
Data processing	12,330	8,562	10,129
External technological developments expenses	10,418	9,984	9,459
Certification and technology testing	6,532	6,823	7,460
Other	3,092	3,577	3,470
Subtotal	51,949	50.898	49,677

Board expenses
Board of Directors Compensation	2,497	2,511	2,509
Other Board expenses	458	298	194
Subtotal	2,955	2,809	2,703

Marketing expenses
Advertising	30,698	31,375	27,808
Subtotal	30,698	31,375	27,808

Taxes, payroll taxes and contributions
Contribution to the banking regulator	9,176	9,548	10,285
Real estate contributions	2,722	2,823	2,856
Patents	1,241	1,243	1,209
Other taxes	1,103	1,323	1,437
Subtotal	14,242	14,937	15,787
Total	311,455	331,477	329,705

(*)	See Note No. 4 Adoption of IFRS 16 "Leases".